Cover	12 Months Ended
Dec. 31, 2018
Cover page.
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	SALARIUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001615219
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true